(Loss)/Profit For The Year (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Profit Loss For Year Explanatory [Abstract]
Schedule of profit for the year
	Year ended December 31,
	2020	2019	2018
Cost of inventories recognized as expenses	8,355,528	10,583,791	20,398,829
Taxes and surcharges	22,202	130,728	112,108
	8,377,731	10,714,519	20,510,936

Depreciation of property, plant and equipment	771,130	671,262	1,172,809
Amortization of land use rights and trademarks	13,980	13,992	14,545
Amortization of prepayments and premiums under operating leases	94,699	96,743	104,206
Provision (Reversal) of inventory obsolescence	(42,884)	(145,747	196,124
Provision of bad debt allowance	2,334,410	1,028,972	-
Provision of impairment loss in property	-	-	13,311,557
	3,171,335	1,665,222	14,799,241